Document And Entity Information	Oct. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2023
Entity Registrant Name	FORTUNE BRANDS INNOVATIONS, INC.
Entity Central Index Key	0001519751
Entity Emerging Growth Company	false
Securities Act File Number	1-35166
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1411546
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015-5611
City Area Code	847
Local Phone Number	484-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FBIN
Security Exchange Name	NYSE